CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
CURRENT ASSETS
Cash	$ 3,413,522		$ 7,519
Prepaid Consulting Fees and Other Current Assets	50,605	64,347	31,520
Debt Issuance Costs	647,171	286,582
Total Current Assets	4,111,298	350,929	39,039
ASSETS FROM DISCONTINUED OPERATIONS			130,000
Total Assets			169,039
CURRENT LIABILITIES
Accounts Payable	2,078,418	2,431,919	2,020,713
Accrued Other Expenses	232,228	754,709	469,279
Accrued Bonuses	101,436	101,436	101,436
Conversion Feature Derivative, at fair value	2,923,370	162,456
Down-round Protection Derivative, at fair value	641,113	50,545
Warrant Derivative, at fair value	1,781,592
Warrant Down-round Protection Derivative, at fair value	616,688
Convertible Notes Payable, net	541,179	982,997
Other Notes Payable	97,683	97,683	195,608
Notes Payable to Related Parties	72,979	97,122	105,632
Total Liabilities	9,086,686	4,678,867	2,892,668
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock - Par Value $.0001; 10,000,000 Shares Authorized; Issued and Outstanding-None
Common Stock - Par Value $.0001; 200,000,000 Shares Authorized	11,008	10,966	10,116
Additional Paid-in Capital	34,038,419	33,643,449	28,053,816
Accumulated Deficit	(39,019,586)	(37,977,124)	(30,782,332)
Treasury Stock - 5,228,188 Shares, at cost	(5,229)	(5,229)	(5,229)
Total Stockholders' Equity (Deficit)	(4,975,388)	(4,327,938)	(2,723,629)
[LiabilitiesAndStockholdersEquity]	$ 4,111,298	$ 350,929	$ 169,039